Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 1500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 1500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.02%	13.96%	14.46%
Davidson Multi-Cap Equity Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		7.69%	10.65%	12.04%
Davidson Multi-Cap Equity Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		5.89%	9.02%	10.29%
Davidson Multi-Cap Equity Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		5.82%	8.10%	9.44%
Davidson Multi-Cap Equity Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		11.87%	11.73%	12.72%